Expense Example {- Fidelity China Region Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143